Derivative Financial Instruments - Summary of Gain (Loss) on Derivative Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total gain (loss) on settled derivative instruments	$ 151,479	$ 174,821	$ (897,236)
Gain (loss) on fair value adjustments of unsettled financial instruments	(189,030)	905,695	(861,457)
Total gain (loss) on derivative financial instruments	(37,551)	1,080,516	(1,758,693)
Commodity derivatives
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total gain (loss) on settled derivative instruments	151,289	178,064	(895,802)
Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total gain (loss) on settled derivative instruments	190	(2,722)	(1,434)
Foreign currency hedges
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total gain (loss) on settled derivative instruments	$ 0	$ (521)	$ 0